Other reserves, Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other reserves [Abstract]
Share-based payment reserve	$ 3,918	$ 3,788	$ 5,873
Hedging reserve	20,705	39,312	68,458	$ 348
Capital reserve	482,382
Capital reserve		(25,137)	(710)
Translation reserve	(198)	(63)	29
Fair value reserve	10,906	9,720	0
Other reserves	$ 517,713	$ 27,620	$ 73,650